Share-Based Payments - Summary of Number and Weighted Average Exercise Prices of Share Options Granted under Group's Plans (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options, Outstanding at beginning of year	2,978	3,250
Number of share options, Granted during the year	1,619	1,544
Number of share options, Exercised during the year	(9)	(49)
Number of share options, Forfeited during the year	(1,451)	(1,695)
Number of share options, Expired during the year	(156)	(72)
Number of share options, Outstanding at end of year	2,981	2,978
Number of share options, Options exercisable at end of year	350	247
Weighted average exercise price, Outstanding at beginning of year	£ 8.14	£ 9.24
Weighted average exercise price, Granted during the year	5.50	6.94
Weighted average exercise price, Exercised during the year	7.00	7.07
Weighted average exercise price, Forfeited during the year	8.04	9.14
Weighted average exercise price, Expired during the year	9.09	8.95
Weighted average exercise price, Outstanding at end of year	6.84	8.14
Weighted average exercise price, Options exercisable at end of year	£ 8.18	£ 9.06